Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Investments
Investments	$ 597.8		$ 597.8		$ 325.5
Equity method investments	590.4		590.4		324.8
Equity investments
Investments
Investments	590.4		590.4		324.8
Cost of equity investments disposed of	8.9	$ 0.7	14.6	$ 12.3
Gross proceeds from disposal	15.8	1.1	25.5	8.5
Unrealized gains (loss) on available-for-sale investments
Net gain on changes in the fair value of equity investments at FVTOCI	35.9	17.8	207.4	19.8
Income tax expense in other comprehensive (loss) income	(4.7)	(2.4)	(27.4)	(2.6)
Gain on changes in the fair value of equity investments at FVTOCI, net of income tax	31.2	$ 15.4	180.0	$ 17.2
G Mining Ventures Corp.
Investments
Equity method investments	232.3		232.3		133.8
Discovery Silver Corp.
Investments
Equity method investments	172.2		172.2
Labrador Iron Ore Royalty Corporation
Investments
Equity method investments	131.7		131.7		127.3
Other
Investments
Equity method investments	54.2		54.2		63.7
Warrants
Investments
Investments	$ 7.4		$ 7.4		$ 0.7